Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and equivalents	$ 4,036	$ 4,148
Accounts receivable	566	693
Inventories	1,684	1,782
Other current assets	916	815
Total current assets	7,202	7,438
Non-current assets
Non-current portion of inventory	2,725	2,738
Equity in investees (note 11)	4,262	4,133
Property, plant and equipment	26,994	26,416
Intangible assets	148	149
Goodwill	3,581	3,581
Other assets	1,307	1,356
Total assets	46,219	45,811
Current liabilities
Accounts payable	1,386	1,503
Debt	11	11
Current income tax liabilities	427	303
Other current liabilities	568	539
Total current liabilities	2,392	2,356
Non-current liabilities
Debt	4,713	4,715
Provisions	1,946	2,058
Deferred income tax liabilities	3,471	3,439
Other liabilities	1,202	1,241
Total liabilities	13,724	13,809
Equity
Capital stock (note 13)	28,071	28,117
Deficit	(6,400)	(6,713)
Accumulated other comprehensive income	34	24
Other	1,911	1,913
Total equity attributable to Barrick Gold Corporation shareholders	23,616	23,341
Non-controlling interests (note 14)	8,879	8,661
Total equity	32,495	32,002
Contingencies and commitments (notes 4 and 15)
Total liabilities and equity	$ 46,219	$ 45,811